UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21337

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 28, 2007

Schedule of Investments (February 28, 2007) (unaudited)

Western Asset Managed Municipals Fund Inc.

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 99.2%
Alabama — 3.4%
$24,510,000	AAA	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, FGIC-Insured, Call 2/1/09 @ 101, 5.375% due 2/1/36 (a)(b)	$25,532,312

Arizona — 2.7%
		Arizona State University, COP, Project 2002, MBIA-Insured, Call 7/1/12 @ 100:
1,500,000	AAA	5.100% due 7/1/24 (a)	1,605,015
1,000,000	AAA	5.125% due 7/1/26 (a)	1,071,210
5,000,000	AAA	Downtown Phoenix Hotel Corp., Subordinated Series B, FGIC-Insured, 5.000% due 7/1/36	5,314,800
3,705,000	AAA	Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured, 5.000% due 8/1/19	4,041,488
4,000,000	AAA	Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.625% due 1/1/29 (a)	4,247,040
3,000,000	AAA	Phoenix, AZ, Civic Improvement Corp. Airport Revenue, Senior Lien, Series B, FGIC-Insured, 5.250% due 7/1/22 (c)	3,173,580
1,000,000	AA+	Phoenix, AZ, GO, Series B, 5.000% due 7/1/27	1,055,310

		Total Arizona	20,508,443

California — 9.6%
7,040,000	Ba1(d)	California EFA, Revenue, Pooled College & University Project, Series A, 5.625% due 7/1/23	7,180,941
		California Health Facilities Finance Authority Revenue:
6,000,000	A2(d)	Cedars-Sinai Medical Center, Series A, Call 12/1/09 @ 101, 6.250% due 12/1/34 (a)	6,470,100
1,000,000	AA-	Sutter Health, Series A, 6.250% due 8/15/35	1,097,010
5,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25 (e)	5,729,250
5,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	5,336,950
7,375,000	AAA	Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC-Insured, 5.000% due 10/1/29	7,801,718
6,000,000	BBB	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Series 2003-A-1, Call 6/1/13 @ 100, 6.750% due 6/1/39 (a)	6,902,580
7,000,000	AAA	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, Call 11/1/10 @ 100, 5.250% due 11/1/33 (a)	7,406,700
4,855,000	AAA	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project, Series AY, AMBAC-Insured, 5.000% due 5/1/37	5,235,680
3,340,000	AAA	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	3,499,986
1,145,000	AAA	Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, MBIA-Insured, 5.375% due 2/1/19	1,169,469
5,000,000	AAA	San Diego, CA, USD GO, Series E, FSA-Insured, 5.000% due 7/1/28	5,369,000
3,000,000	AAA	San Jose, CA, Airport Revenue, Series D, MBIA-Insured, 5.000% due 3/1/28	3,185,070
3,000,000	AAA	San Mateo County Community College District, COP, MBIA-Insured, Call 10/1/14 @ 100, 5.000% due 10/1/25 (a)	3,282,360
2,500,000	AAA	Santa Clara, CA, RDA, Tax Allocation, Bayshore North Project, MBIA-Insured, 5.000% due 6/1/23	2,655,100

		Total California	72,321,914

Colorado — 7.6%
1,000,000	NR	Aspen, CO, Sales Tax Revenue, Call 11/1/09 @ 100, 5.400% due 11/1/19 (a)	1,043,340
4,000,000	AAA	Colorado Educational & Cultural Facilities Authority Revenue, University of Denver Project, AMBAC-Insured, Call 3/1/11@ 100, 5.375% due 3/1/23 (a)	4,255,538
		Colorado Health Facilities Authority Revenue:

See Notes to Schedule of Investments.

Schedule of Investments (February 28, 2007) (unaudited)(continued)

Face Amount	Rating‡	Security	Value
Colorado — 7.6% (continued)
$5,000,000	A+	Refunding Adventist Health, Sunbelt, Series D, 5.250% due 11/15/35 (f)	$5,336,200
4,000,000	A3(d)	Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (e)	4,252,880
		Denver, CO, City & County Airport Revenue, Series C:
10,945,000	A+	6.125% due 11/15/25 (c)(e)	13,607,262
13,630,000	A+	Unrefunded Balance, 6.125% due 11/15/25 (c)	13,735,360
2,000,000	AAA	Denver, CO, City & County, COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101, 5.500% due 12/1/25 (a)	2,146,300
1,700,000	AAA	El Paso County, CO, COP, Detention Facility Project, Series B, AMBAC-Insured, 5.000% due 12/1/23	1,798,804
		Garfield County, CO, GO, School District Number 2, FSA-Insured, State Aid Withholding:
2,300,000	Aaa(d)	5.000% due 12/1/23	2,433,676
1,000,000	Aaa(d)	5.000% due 12/1/25	1,056,020
7,320,000	AAA	University of Colorado, COP, Master Lease Purchase Agreement, Series A, AMBAC-Insured, Call 6/1/13 @100, 5.000% due 6/1/28 (a)	7,866,511

		Total Colorado	57,531,891

Connecticut — 1.0%
1,000,000	AAA	Connecticut State HEFA Revenue, Child Care Facilities Project, Series C, AMBAC-Insured, 5.625% due 7/1/29	1,056,860
		Connecticut State, GO, Series B:
1,600,000	AA	5.000% due 6/15/22	1,688,592
4,490,000	AA	Call 6/15/12 @ 100, 5.500% due 6/15/21 (a)	4,887,455

		Total Connecticut	7,632,907

Delaware — 1.4%
10,000,000	AAA	Delaware State, EDA Revenue, PCR, Refunding, Delmarva Project, Series B, AMBAC-Insured, 5.200% due 2/1/19	10,676,200

Florida — 3.0%
		Florida State Board of Education, Capital Outlay, GO, Public Education:
5,000,000	AAA	Refunding, Series B, FSA-Insured, 5.000% due 6/1/24	5,271,200
3,000,000	AAA	Series A, Call 6/1/10 @ 101, 5.125% due 6/1/21 (a)	3,163,350
1,465,000	AAA	Florida State Department of Transportation, GO, Right of Way Project, FGIC-Insured, 5.000% due 7/1/25	1,550,732
6,500,000	BB+	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series A, 7.875% due 12/15/25 (c)	6,518,460
1,290,000	AAA	Miami Beach, FL, Stormwater Revenue, FGIC-Insured, 5.375% due 9/1/30	1,363,646
2,000,000	Aaa(d)	Orange County, FL, School Board, COP, Series A, MBIA-Insured, Call 8/1/09 @ 101, 5.250% due 8/1/23 (a)	2,093,680
2,500,000	Aaa(d)	South Brevard, FL, Recreational Facilities Improvement, Special District, AMBAC-Insured, 5.000% due 7/1/20	2,601,900

		Total Florida	22,562,968

Georgia — 2.2%
6,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	6,334,140
2,335,000	AAA	Georgia State, HFA Revenue, Single Family, Series C, Subordinated Series C-2, 4.550% due 12/1/31	2,334,860
		Private Colleges & Universities Authority Revenue, Mercer University Project:
2,180,000	Baa2(d)	Call 10/1/11 @ 102, 5.750% due 10/1/21 (a)	2,403,210
		Refunding, Series A:
2,000,000	Baa2(d)	5.250% due 10/1/25	2,055,780
1,000,000	Baa2(d)	5.375% due 10/1/29	1,030,650
2,000,000	NR	Savannah, GA, EDA, Revenue, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (a)	2,185,760

		Total Georgia	16,344,400

See Notes to Schedule of Investments.

Schedule of Investments (February 28, 2007) (unaudited)(continued)

Face Amount	Rating‡	Security	Value
Hawaii — 0.5%
$4,000,000	AAA	Hawaii State, Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A, 5.100% due 3/1/14 (e)	$4,135,800

Illinois — 4.0%
4,095,000	AAA	Chicago, IL, Refunding GO, Series D, FGIC-Insured, 5.500% due 1/1/35	4,302,739
7,400,000	AAA	Chicago, IL, Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (a)	7,953,816
8,000,000	A	Illinois Health Facilities Authority Revenue, Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (a)	8,596,960
4,000,000	AAA	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, Series A-1, FSA-Insured, 5.000% due 1/1/22	4,334,400
5,000,000	AAA	Illinois State, GO, First Series, MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (a)	5,303,500

		Total Illinois	30,491,415

Indiana — 0.4%
3,000,000	Baa1(d)	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	3,198,960

Iowa — 0.9%
		Iowa Finance Authority Single Family Mortgage Revenue, Series I, GNMA/FNMA-Insured:
2,500,000	AAA	4.900% due 7/1/31	2,542,825
4,275,000	AAA	4.950% due 7/1/37	4,354,259

		Total Iowa	6,897,084

Kansas — 1.3%
5,000,000	AA	Johnson County, KS, GO, USD Number 229, Refunding, Series B, 5.000% due 10/1/18	5,423,900
1,250,000	AAA	Scott County, KS, GO, Refunding, USD Number 446, FGIC-Insured, Call 9/1/12 @ 100, 5.000% due 9/1/22 (a)	1,333,888
3,000,000	AAA	Wyandotte County, Kansas City, KS, Unified Government Utilities Systems Revenue, Refunding, Series 2004, AMBAC-Insured, 5.650% due 9/1/17	3,482,730

		Total Kansas	10,240,518

Maine — 0.2%
1,770,000	AA+	Maine State Housing Authority Mortgage Revenue, Series C, 5.300% due 11/15/23	1,819,401

Maryland — 1.3%
		Baltimore, MD, Project Revenue, Refunding, Wastewater Projects, Series A, FGIC-Insured:
2,500,000	AAA	5.125% due 7/1/32	2,659,375
3,385,000	AAA	5.200% due 7/1/32	3,629,769
3,075,000	AA-	Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue, 5.000% due 11/15/26	3,239,082

		Total Maryland	9,528,226

Massachusetts — 4.3%
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100:
2,430,000	AAA	5.500% due 7/1/30 (a)(g)	2,571,669
570,000	AAA	Refunded Balance, 5.500% due 7/1/30 (a)	603,231
1,125,000	Aaa(d)	Massachusetts DFA Revenue, Merrimack College Issue, MBIA-Insured, 5.200% due 7/1/32	1,206,911
1,850,000	AAA	Massachusetts HEFA Revenue, University of Massachusetts Issue, Series C, FGIC-Insured, 5.125% due 10/1/27	1,960,556

See Notes to Schedule of Investments.

Schedule of Investments (February 28, 2007) (unaudited)(continued)

Face Amount	Rating‡	Security	Value
Massachusetts — 4.3% (continued)
$5,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (a)	$5,316,500
		Massachusetts State, GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
10,950,000	AA	5.250% due 11/1/30 (a)	11,802,676
6,050,000	AA	Refunded Balance, 5.250% due 11/1/30 (a)	6,521,114
2,000,000	AAA	University of Massachusetts Building Authority Project Revenue, Refunding, Senior Series 2004-1, AMBAC-Insured, Call 11/1/14 @ 100, 5.250% due 11/1/25 (a)	2,209,140

		Total Massachusetts	32,191,797

Michigan — 2.2%
5,000,000	AA	East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/30 (a)	5,296,150
		Michigan State, COP, AMBAC-Insured, Call 6/1/10 @ 100:
2,345,000	AAA	5.500% due 6/1/19 (a)(g)	2,478,454
6,000,000	AAA	5.500% due 6/1/27 (a)	6,341,460
2,500,000	AA-	Michigan State Hospital Finance Authority Revenue, Refunding, Trinity Health Credit, Series C, 5.375% due 12/1/23	2,694,475

		Total Michigan	16,810,539

Minnesota — 2.8%
5,000,000	AA	City of Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	5,263,200
1,500,000	AAA	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	1,566,300
		Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
2,000,000	AAA	Series A, FGIC-Insured, Call 1/1/09 @ 101, 5.125% due 1/1/25 (a)	2,068,020
4,000,000	AAA	Subordinated Series C, FGIC-Insured, Call 1/1/11 @ 100, 5.250% due 1/1/26 (a)	4,229,120
7,000,000	A-	Minneapolis, MN, Healthcare System Revenue, Allina Health System, Series A, 6.000% due 11/15/23	7,732,410
385,000	AA+	Minnesota State Housing Financing Agency, Single-Family Mortgage, Series I, 5.500% due 1/1/17	392,115

		Total Minnesota	21,251,165

Mississippi — 1.0%
4,000,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	4,445,720
3,000,000	A	Mississippi Hospital Equipment & Facilities Authority Revenue, Mississippi Baptist Health System Inc., Series A, 5.000% due 8/15/26	3,134,010

		Total Mississippi	7,579,730

Missouri — 3.5%
1,500,000	AAA	Greene County, MO, Reorganized School District Number 8, GO, Missouri State Aid Direct Deposit Program, FSA-Insured, 5.100% due 3/1/22	1,592,760
21,000,000	Aaa(d)	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Revolving Funds Program, Series B, 5.000% due 1/1/24	22,471,680
2,000,000	AAA	St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100, 5.125% due 7/1/22 (a)	2,118,500

		Total Missouri	26,182,940

Montana — 1.3%
9,910,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (c)	9,962,325

Nebraska — 0.4%
3,000,000	AAA	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC-Insured, 5.000% due 1/1/25	3,241,530

See Notes to Schedule of Investments.

Schedule of Investments (February 28, 2007) (unaudited)(continued)

Face Amount	Rating‡	Security	Value
New Jersey — 3.3%
$1,000,000	AA-	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (a)	$1,073,920
		New Jersey Health Care Facilities Financing Authority Revenue:
3,875,000	AAA	Englewood Hospital, FHA/MBIA-Insured, 5.000% due 8/1/23	4,076,926
8,000,000	A-	Robert Wood Johnson University Hospital, 5.700% due 7/1/20	8,521,200
2,395,000	AAA	New Jersey State Highway Authority, Garden State Parkway General Revenue, Series Parkway, Call 1/1/10 @ 101, 5.625% due 1/1/30 (a)	2,544,232
3,125,000	BBB	New Jersey State, EDA, PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	3,233,625
1,350,000	A	South Jersey Port Corp., New Jersey Revenue, Refunding, 5.000% due 1/1/26	1,405,904
3,700,000	AAA	Tobacco Settlement Financing Corp., NJ, Asset-Backed Bonds, 5.750% due 6/1/32	3,968,028

		Total New Jersey	24,823,835

New Mexico — 0.1%
610,000	AAA	New Mexico Mortgage Financing Authority, Single-Family Mortgage Revenue, Series D-3, 5.625% due 9/1/28 (g)	610,000

New York — 7.0%
		Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102:
2,000,000	AAA	5.500% due 8/1/19 (a)	2,124,880
3,000,000	AAA	5.750% due 8/1/29 (a)	3,204,480
5,100,000	AAA	New York City, NY, Housing Development Corp. Revenue, Capital Fund Package, New York City Housing Authority, Series A, FGIC-Insured, 5.000% due 7/1/25	5,453,991
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D:
6,000,000	AA+	5.250% due 6/15/25	6,410,880
24,320,000	AA+	5.000% due 6/15/38 (b)	25,841,702
		New York State Dormitory Authority Revenue:
5,000,000	AAA	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (a)	5,333,300
1,000,000	AAA	Willow Towers Inc. Project, GNMA-Collateralized, 5.250% due 2/1/22	1,075,840
3,000,000	AAA	New York State Thruway Authority, Highway & Bridge, Transportation Fund, Series B-1, FGIC-Insured, Call 4/1/10 @ 101, 5.400% due 4/1/17 (a)	3,185,220

		Total New York	52,630,293

North Carolina — 1.4%
1,750,000	AA+	Charlotte, NC, COP, Governmental Facilities Projects, Series G, 5.000% due 6/1/28	1,839,757
1,615,000	AAA	Harnett County, NC, GO, Refunded Custody Receipts, AMBAC-Insured, 5.250% due 6/1/24	1,750,192
		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Elizabeth City State University Housing Foundation LLC Project, Series A, AMBAC-Insured:
1,000,000	AAA	5.000% due 6/1/23	1,062,040
1,250,000	AAA	5.000% due 6/1/33	1,322,588
4,680,000	AA-	North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group, 5.000% due 11/1/39	4,940,161

		Total North Carolina	10,914,738

Ohio — 10.4%
		Bexley, OH, City School District, GO:
3,850,000	Aa2(d)	Construction and Improvement, Call 12/1/10 @ 100, 5.125% due 12/1/27 (a)	4,050,701

See Notes to Schedule of Investments.

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Ohio — 10.4% (continued)
$650,000	Aa2(d)	Unrefunded Balance, Construction and Improvement, Call 12/1/10 @ 100, 5.125% due 12/1/27 (a)	$683,885
2,000,000	AAA	Canton, OH, City School District, GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (a)	2,130,260
		Cincinnati, OH:
-		City School District, COP, School Improvement Project, FSA-Insured:
3,895,000	AAA	5.000% due 12/15/27	4,197,603
1,500,000	AAA	5.000% due 12/15/28	1,615,275
1,300,000	AA+	Water Systems Revenue, Call 6/1/11 @ 100, 5.125% due 12/1/21 (a)	1,374,607
3,000,000	AAA	Cuyahoga County, OH, Hospital Revenue, University Hospitals Health System Inc., AMBAC-Insured, Call 7/15/09 @ 101, 5.500% due 1/15/30 (a)	3,126,900
1,000,000	Aaa(d)	Garfield Heights, OH, City School District, School Improvement, FSA-Insured, 5.000% due 12/15/22	1,065,520
		Hamilton County, OH:
2,000,000	AAA	Hospital Facilities Revenue, Cincinnati Childrens Hospital, Series J, FGIC-Insured, 5.250% due 5/15/23	2,163,940
-		Sales Tax Revenue, Subordinated Series B, AMBAC-Insured:
5,075,000	Aaa(d)	5.250% due 12/1/32	5,319,919
19,925,000	Aaa(d)	Call 12/1/10 @ 100, 5.250% due 12/1/32 (a)	21,049,965
7,500,000	AA-	Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30	7,960,275
5,990,000	AAA	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured, 5.375% due 11/15/29	6,226,904
3,025,000	Aaa(d)	Muskingum County, OH, GO, Refunding & County Facilities Improvement, MBIA-Insured, 5.125% due 12/1/19	3,190,044
1,805,000	AAA	Ohio State Revenue, Revitalization Project, Series A, AMBAC-Insured, 5.000% due 4/1/21	1,961,187
1,375,000	AAA	Ohio State, Higher Educational Facility Commission Revenue, University of Dayton Project, AMBAC-Insured, Call 12/1/10 @ 101, 5.500% due 12/1/25 (a)	1,476,585
2,500,000	AAA	Portage County, OH, GO, MBIA-Insured, Call 12/1/07 @ 102, 5.250% due 12/1/17 (a)	2,579,300
1,500,000	A3(d)	Steubenville, OH, Hospital Revenue, 6.375% due 10/1/20	1,634,640
-		Summit County, OH, GO, FGIC-Insured:
1,000,000	AAA	5.000% due 12/1/21	1,068,290
500,000	AAA	5.000% due 12/1/22	532,810
1,500,000	Aaa(d)	Trumbull County, OH, GO, MBIA-Insured, 5.200% due 12/1/20	1,619,385
2,000,000	AAA	University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured, Call 6/1/11 @ 101, 5.250% due 6/1/24 (a)	2,129,480
1,500,000	AAA	Warrensville Heights, OH, GO, City School District, School Improvements, FGIC-Insured, 5.625% due 12/1/20 (g)	1,611,855

		Total Ohio	78,769,330

Oregon — 2.8%
3,210,000	AA-	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	3,473,220
4,895,000	AAA	Oregon State Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/23	5,239,559
4,880,000	AA-	Oregon State Veterans Welfare, GO, Series 82, 5.500% due 12/1/42	4,995,900
7,000,000	A+	Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.000% due 8/15/36	7,365,750

		Total Oregon	21,074,429

Pennsylvania — 5.0%
3,000,000	BBB+	Pennsylvania State Higher EFA Revenue, Widener University, 5.000% due 7/15/20	3,129,210

See Notes to Schedule of Investments.

Schedule of Investments (February 28, 2007) (unaudited)(continued)

Face Amount	Rating‡	Security	Value
Pennsylvania — 5.0% (continued)
$8,000,000	AAA	Pennsylvania State, Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25	$8,644,480
		State Public School Building Authorities, School Revenue, Philadelphia School District Project, FSA-Insured, State Aid Withholding, Call 6/1/13 @ 100:
18,745,000	AAA	5.250% due 6/1/26 (a)	20,403,933
5,540,000	AAA	5.250% due 6/1/27 (a)	6,030,290

		Total Pennsylvania	38,207,913

South Carolina — 5.1%
10,000,000	BBB+	Berkeley County, SC, PCR, Refunding, SC Generating Co. Project, 4.875% due 10/1/14	10,499,800
2,025,000	AAA	Berkeley County, SC, Water & Sewer Revenue, Series A, FSA-Insured, 5.000% due 6/1/23	2,171,691
15,000,000	AA-	Greenville County, SC, School District Installment Purchase, Refunding, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.500% due 12/1/28 (a)	16,537,950
		South Carolina Transportation Infrastructure Bank Revenue:
3,000,000	Aaa(d)	Refunding, Series A, AMBAC-Insured, 5.000% due 10/1/23 Series A:	3,227,100
2,505,000	Aaa(d)	AMBAC-Insured, Call 10/1/11 @ 100, 5.125% due 10/1/31 (a)	2,661,412
3,000,000	AAA	MBIA-Insured, Call 10/1/09 @ 101, 5.500% due 10/1/30 (a)	3,166,110

		Total South Carolina	38,264,063

Tennessee — 1.5%
1,090,000	NR	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	1,118,111
6,420,000	AAA	Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, Series A, AMBAC-Insured, 5.125% due 11/1/21	6,879,287
3,000,000	AA+	Tennessee State, GO, Series A, Call 3/1/10 @ 100, 5.250% due 3/1/17 (a)	3,137,340

		Total Tennessee	11,134,738

Texas — 2.7%
1,595,000	AAA	Burleson, TX, ISD, GO, Unrefunded Balance, PSF-Guaranteed, 6.750% due 8/1/24	1,599,067
12,000,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (c)	12,449,160
1,000,000	AAA	Harris County, TX, Health Facilities Development Corp., School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (e)	1,213,200
5,000,000	AA	State of Texas, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/35	5,337,900

		Total Texas	20,599,327

Virginia — 3.4%
3,000,000	BBB	Chesapeake, VA, IDA, PCR, Remarketed 11/8/02, 5.250% due 2/1/08	3,018,960
3,000,000	BBB	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Series A, Remarketed 11/8/02, 5.875% due 6/1/17	3,250,740
1,500,000	AAA	Fairfax County, VA, Water Authority Water Revenue, Call 4/1/14 @ 100, 5.000% due 4/1/26 (a)	1,623,240
10,000,000	AAA	Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub-Series H-1, MBIA-Insured, 5.350% due 7/1/31	10,436,800
7,000,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	7,088,760

		Total Virginia	25,418,500

Washington — 0.4%
3,000,000	AAA	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	3,239,070

See Notes to Schedule of Investments.

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value
West Virginia - 0.8%
		West Virginia State Housing Development Fund, Housing Finance Revenue:
$ 3,845,000	AAA	Series B, 5.300% due 5/1/24	$3,980,805
1,845,000	AAA	Series C, 5.350% due 11/1/27	1,913,634

		Total West Virginia	5,894,439

Wisconsin — 0.3%
		Wisconsin State HEFA Revenue:
1,100,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,143,274
1,250,000	AAA	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,276,425

		Total Wisconsin	2,419,699

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $701,550,802)	750,642,839

SHORT-TERM INVESTMENTS (h) - 0.8%

Massachusetts - 0.7%
		Massachusetts State GO, Consolidated Loan:
1,000,000	A-1+	Series A, SPA-Dexia Credit Local, 3.660%, 3/1/07	1,000,000
3,800,000	A-1+	Series B, SPA-Bank of America, 3.660%, 3/1/07	3,800,000
600,000	A-1+	Massachusetts State HEFA, Partners Healthcare Systems, Series D-6, 3.630%, 3/1/07	600,000

		Total Massachusetts	5,400,000

New York — 0.1%
400,000	A-1+	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003, Subordinated Series C-1, SPA-Depfa Bank PLC, 3.640%, 3/1/07	400,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,800,000)	5,800,000

		TOTAL INVESTMENTS - 100.0% (Cost - $707,350,802#)	$756,442,839

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	All or a portion of this security is segregated for open futures contracts and extended settlements.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Rating by Moody’s Investors Service.
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 10 and 11 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC—Ambac Assurance Corporation

CDA—Community Development Authority

COP—Certificate of Participation

DFA—Development Finance Agency

EDA—Economic Development Authority

EFA—Educational Facilities Authority

FGIC—Financial Guaranty Insurance Company

FHA—Federal Housing Administration

See Notes to Schedule of Investments.

Schedule of Investments (February 28, 2007) (unaudited) (continued)

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance

GNMA—Government National Mortgage Association

GO—General Obligation

HDA—Housing Development Agency

HEFA—Health & Educational Facilities Authority

HFA—Housing Finance Authority

IDA—Industrial Development Authority

ISD—Independent School District

MBIA—Municipal Bond Investors Assurance Corporation

MFH—Multi-Family Housing

PCR—Pollution Control Revenue

PSF—Permanent School Fund

Q-SBLF—Qualified School Board Loan Fund

RDA—Redevelopment Agency

SPA—Standby Bond Purchase Agreement

USD—Unified School District

Summary of Investments by Industry * (unaudited)
Pre-Refunded	35.8%
Hospitals	10.3
Water & Sewer	9.4
General Obligation	8.3
Transportation	7.3
Housing: Single-Family	5.2
Escrowed to Maturity	3.8
Utilities	3.8
Education	3.6
Pollution Control	3.2
Miscellaneous	2.6
Tax Allocation	2.5
Cogeneration Facilities	2.2
Tobacco	0.8
Public Facilities	0.7
Government Facilities	0.3
Housing: Multi-Family	0.2
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of February 28, 2007 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

—Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

—Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC,
CC and C

D	—Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

—Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

—Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B

—Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

—Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

—Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) (formerly known as Managed Municipals Portfolio Inc.) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,115,741
Gross unrealized depreciation	(23,704)

Net unrealized appreciation	$49,092,037

At February 28, 2007, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
U.S. Treasury Bonds	340	6/07	$38,421,480	$38,398,750	$22,730

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to	Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	April 27, 2007